UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        811-21731
Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2008

Shares	Description (1)	Value

	Common Stocks – 95.7%

	Aerospace & Defense – 1.2%

26,200	Boeing Company	$1,502,570
41,300	Honeywell International Inc.	1,716,015
29,966	United Technologies Corporation	1,799,758

	Total Aerospace & Defense	5,018,343

	Air Freight & Logistics – 0.5%

31,710	United Parcel Service, Inc., Class B	1,994,242

	Airlines – 0.4%

44,700	Lan Airlines S.A., Sponsored ADR	509,580
64,014	Northwest Airlines Corporation, (2)	578,046
48,013	Southwest Airlines Co.	696,669

	Total Airlines	1,784,295

	Auto Components – 0.2%

41,333	American Axle and Manufacturing Holdings Inc.	221,545
49,461	Cooper Tire & Rubber	425,365

	Total Auto Components	646,910

	Automobiles – 0.2%

87,695	Ford Motor Company, (2)	456,014
14,900	Harley-Davidson, Inc.	555,770

	Total Automobiles	1,011,784

	Beverages – 1.0%

39,700	Coca-Cola Company	2,099,336
28,800	PepsiCo, Inc.	2,052,576

	Total Beverages	4,151,912

	Biotechnology – 5.5%

70,655	Amgen Inc., (2)	4,187,722
67,600	Biogen Idec Inc., (2)	3,399,604
59,600	Celgene Corporation, (2)	3,771,488
12,600	Cephalon, Inc., (2)	976,374
32,799	Genzyme Corporation, (2)	2,653,111
158,520	Gilead Sciences, Inc., (2)	7,225,342

	Total Biotechnology	22,213,641

	Capital Markets – 2.5%

27,452	Bank of New York Company, Inc.	894,386
72,720	Charles Schwab Corporation	1,890,720
9,100	Goldman Sachs Group, Inc.	1,164,800
89,700	JPMorgan Chase & Co.	4,188,990
35,700	Morgan Stanley	821,100
51,000	Waddell & Reed Financial, Inc., Class A	1,262,250

	Total Capital Markets	10,222,246

	Chemicals – 0.5%

12,674	Dow Chemical Company	402,780
44,813	E.I. Du Pont de Nemours and Company	1,805,964

	Total Chemicals	2,208,744

	Commercial Banks – 2.8%

133,993	Bank of America Corporation	4,689,755
38,433	FirstMerit Corporation	807,093
73,513	Lloyds TSB Group PLC, Sponsored ADR	1,229,872
10,376	Toronto-Dominion Bank	632,832
63,800	U.S. Bancorp	2,298,076
40,776	Wells Fargo & Company	1,530,323

	Total Commercial Banks	11,187,951

	Commercial Services & Supplies – 1.0%

4,940	Corporate Executive Board Company	154,375
32,672	Deluxe Corporation	470,150
20,400	Manpower Inc.	880,464
29,775	Pitney Bowes Inc.	990,317
24,714	R.R. Donnelley & Sons Company	606,234
26,700	Resources Connection, Inc., (2)	601,551
17,200	Robert Half International Inc.	425,700

	Total Commercial Services & Supplies	4,128,791

	Communications Equipment – 7.9%

459,280	Cisco Systems, Inc., (2)	10,361,355
33,878	Comverse Technology, Inc., (2)	324,212
59,568	Corning Incorporated	931,644
29,400	Harris Corporation	1,358,280
323,872	QUALCOMM Inc.	13,916,778
74,167	Research In Motion Limited, (2)	5,065,606

	Total Communications Equipment	31,957,875

	Computers & Peripherals – 8.7%

209,206	Apple, Inc., (2)	23,778,350
47,100	EMC Corporation, (2)	563,316
100,200	Hewlett-Packard Company	4,633,248
43,935	International Business Machines Corporation (IBM)	5,138,638
23,041	McAfee Inc., (2)	782,472
61,900	Sun Microsystems Inc., (2)	470,440

	Total Computers & Peripherals	35,366,464

	Consumer Finance – 0.2%

18,700	American Express Company	662,541
22,760	SLM Corporation, (2)	280,858

	Total Consumer Finance	943,399

	Containers & Packaging – 0.4%

43,903	Packaging Corp. of America	1,017,672
24,900	Sonoco Products Company	739,032

	Total Containers & Packaging	1,756,704

	Diversified Consumer Services – 0.3%

11,893	ITT Educational Services, Inc., (2)	962,263
41,675	Service Corporation International	348,403

	Total Diversified Consumer Services	1,310,666

	Diversified Financial Services – 0.6%

4,400	CME Group, Inc.	1,634,644
20,000	Moody’s Corporation	680,000

	Total Diversified Financial Services	2,314,644

	Diversified Telecommunication Services – 2.2%

225,695	AT&T Inc.	6,301,404
25,413	Chunghwa Telecom Co., Ltd., Sponsored ADR, (2)	601,526
586	FairPoint Communications Inc.	5,081
72,955	Frontier Communications Corporation	838,983
31,090	Verizon Communications Inc.	997,678

	Total Diversified Telecommunication Services	8,744,672

	Electric Utilities – 1.0%

17,700	Covanta Holding Corporation, (2)	423,738
21,600	Exelon Corporation	1,352,592
19,758	Great Plains Energy Incorporated	439,023
30,400	OGE Energy Corp.	938,752
27,782	Pinnacle West Capital Corporation	955,979

	Total Electric Utilities	4,110,084

	Electrical Equipment – 1.3%

26,000	Cooper Industries, Ltd., Class A	1,038,700
59,800	Emerson Electric Company	2,439,242
13,500	Hubbell Incorporated, Class B	473,175
13,700	Rockwell Automation, Inc.	511,558
13,087	SunPower Corporation, (2)	903,657

	Total Electrical Equipment	5,366,332

	Electronic Equipment & Instruments – 0.9%

17,182	Agilent Technologies, Inc., (2)	509,618
26,404	Amphenol Corporation, Class A	1,059,857
48,857	Gentex Corporation	698,655
7,800	MEMC Electronic Materials, (2)	220,428
18,868	Roper Industries Inc.	1,074,721

	Total Electronic Equipment & Instruments	3,563,279

	Energy Equipment & Services – 1.7%

30,000	Cooper Cameron Corporation, (2)	1,156,200
19,059	Diamond Offshore Drilling, Inc.	1,964,221
52,800	Halliburton Company	1,710,192
34,200	Smith International, Inc.	2,005,488

	Total Energy Equipment & Services	6,836,101

	Food & Staples Retailing – 1.2%

43,162	CVS Caremark Corporation	1,452,833
15,016	Kroger Co.	412,640
23,562	SUPERVALU INC.	511,295
15,400	Walgreen Co.	476,784
31,292	Wal-Mart Stores, Inc.	1,874,078

	Total Food & Staples Retailing	4,727,630

	Food Products – 1.3%

10,500	Archer-Daniels-Midland Company	230,055
47,193	Kraft Foods Inc.	1,545,571
27,800	Monsanto Company	2,751,644
64,658	Sara Lee Corporation	816,631

	Total Food Products	5,343,901

	Gas Utilities – 0.7%

47,295	Nicor Inc.	2,097,533
26,700	Piedmont Natural Gas Company	853,332

	Total Gas Utilities	2,950,865

	Health Care Equipment & Supplies – 2.4%

47,844	Accuray, Inc., (2)	386,101
33,800	Applera Corporation-Applied Biosystems	1,157,650
34,400	Baxter International Inc.	2,257,672
55,100	Boston Scientific Corporation, (2)	676,077
9,694	Cardinal Health, Inc.	477,720
42,325	ev3, Inc., (2)	424,943
14,126	Hill Rom Holdings Inc.	428,159
3,702	Intuitive Surgical, Inc., (2)	892,108
25,859	Lincare Holdings, (2)	778,097
12,200	Medtronic, Inc.	611,220
19,174	Saint Jude Medical Inc., (2)	833,877
11,687	Zimmer Holdings, Inc., (2)	754,513

	Total Health Care Equipment & Supplies	9,678,137

	Health Care Providers & Services – 1.1%

40,030	Brookdale Senior Living Inc.	880,260
22,698	Medco Health Solutions, Inc., (2)	1,021,410
82,800	Tenet Healthcare Corporation, (2)	459,540
31,105	UnitedHealth Group Incorporated	789,756
11,200	Universal Health Services, Inc., Class B	627,536
14,593	Wellpoint Inc., (2)	682,515

	Total Health Care Providers & Services	4,461,017

	Hotels, Restaurants & Leisure – 1.8%

18,429	Carnival Corporation	651,465
26,904	International Game Technology	462,211
10,272	Interval Leisure Group Inc., (2)	106,829
45,500	McDonald’s Corporation	2,807,350
112,350	Starbucks Corporation, (2)	1,670,645
15,700	Starwood Hotels & Resorts Worldwide, Inc.	441,798
27,491	Tim Hortons Inc.	814,558
86,275	Wendys Arbys Group Inc.	453,807

	Total Hotels, Restaurants & Leisure	7,408,663

	Household Durables – 0.5%

20,700	KB Home	407,376
38,500	Newell Rubbermaid Inc.	664,510
12,700	Whirlpool Corporation	1,006,983

	Total Household Durables	2,078,869

	Household Products – 1.3%

75,195	Procter & Gamble Company	5,240,340

	Industrial Conglomerates – 1.4%

13,364	3M Co.	912,895
158,640	General Electric Company	4,045,320
17,994	Genuine Parts Company	723,539

	Total Industrial Conglomerates	5,681,754

	Insurance – 1.1%

15,228	AFLAC Incorporated	894,645
64,450	American International Group, Inc.	214,619
35,260	Fidelity National Title Group Inc., Class A	518,322
30,179	Marsh & McLennan Companies, Inc.	958,485
13,260	Prudential Financial, Inc.	954,720
18,273	Travelers Companies, Inc.	825,940

	Total Insurance	4,366,731

	Internet & Catalog Retail – 1.1%

52,639	Amazon.com, Inc., (2)	3,830,014
10,272	Hosting Site Network, Inc., (2)	113,095
25,680	IAC/InterActiveCorp., (2)	444,264
10,272	Ticketmaster Online-Citysearch, Inc., (2)	110,219

	Total Internet & Catalog Retail	4,497,592

	Internet Software & Services – 3.8%

136,989	eBay Inc., (2)	3,065,814
25,123	Google Inc., Class A, (2)	10,062,264
20,000	IBasis, Inc., (2)	69,800
43,727	United Online, Inc.	411,471
99,875	Yahoo! Inc., (2)	1,727,838

	Total Internet Software & Services	15,337,187

	IT Services – 1.2%

32,440	Automatic Data Processing, Inc.	1,386,810
18,573	Fidelity National Information Services	342,858
7,816	Global Payments Inc.	350,626
13,350	Infosys Technologies Limited, Sponsored ADR	444,689
9,286	Lender Processing Services Inc.	283,409
61,190	Paychex, Inc.	2,021,106

	Total IT Services	4,829,498

	Leisure Equipment & Products – 0.2%

26,523	Eastman Kodak Company	407,924

	Machinery – 1.4%

29,600	Caterpillar Inc.	1,764,160
8,259	Danaher Corporation	573,175
6,600	Deere & Company	326,700
15,700	Eaton Corporation	882,026
18,700	Graco Inc.	665,907
21,330	SPX Corporation	1,642,410

	Total Machinery	5,854,378

	Media – 3.0%

19,588	CBS Corporation, Class B	285,593
245,323	Comcast Corporation, Special Class A	4,837,770
72,690	DIRECTV Group, Inc., (2)	1,902,297
33,200	Liberty Media Holding Corporation – Entertainment, Class A, (2)	829,004
45,085	McClatchy Company	198,374
62,500	News Corporation, Class A	749,375
20,400	Omnicom Group Inc.	786,624
65,946	Regal Entertainment Group, Class A	1,040,628
44,300	Time Warner Inc.	580,773
34,600	Walt Disney Company	1,061,874

	Total Media	12,272,312

	Metals & Mining – 0.9%

18,751	AngloGold Ashanti Limited, Sponsored ADR	433,148
107,079	Companhia Siderurgica Nacional S.A., Sponsored ADR	2,276,500
44,334	Southern Copper Corporation	845,893

	Total Metals & Mining	3,555,541

	Multiline Retail – 1.1%

25,000	Family Dollar Stores, Inc.	592,500
24,733	Federated Department Stores, Inc.	444,699
16,800	J.C. Penney Company, Inc.	560,112
13,209	Kohl’s Corporation, (2)	608,671
14,467	Sears Holding Corporation, (2)	1,352,665
17,100	Target Corporation	838,755

	Total Multiline Retail	4,397,402

	Multi-Utilities – 0.5%

61,600	Duke Energy Corporation	1,073,688
15,502	Integrys Energy Group, Inc.	774,170

	Total Multi-Utilities	1,847,858

	Oil, Gas & Consumable Fuels – 4.8%

14,400	A/S Steamship Company Torm, Sponsored ADR	342,576
70,620	Chevron Corporation	5,824,738
27,800	ConocoPhillips	2,036,350
20,800	Delta Petroleum Corporation, (2)	282,464
136,446	Exxon Mobil Corporation	10,596,394
9,400	XTO Energy, Inc.	437,288

	Total Oil, Gas & Consumable Fuels	19,519,810

	Paper & Forest Products – 0.2%

23,723	International Paper Company	621,068

	Pharmaceuticals – 4.6%

34,630	Abbott Laboratories	1,993,995
9,300	Allergan, Inc.	478,950
77,186	Bristol-Myers Squibb Company	1,609,328
37,208	Eli Lilly and Company	1,638,268
15,263	Forest Laboratories, Inc., (2)	431,638
8,855	GlaxoSmithKline PLC, Sponsored ADR	384,838
43,843	Johnson & Johnson	3,037,443
99,822	Merck & Co. Inc.	3,150,382
197,940	Pfizer Inc.	3,650,014
33,686	Schering-Plough Corporation	622,180
38,806	Wyeth	1,433,494

	Total Pharmaceuticals	18,430,530

	Real Estate Investment Trust – 1.2%

14,617	Apartment Investment & Management Company, Class A	511,887
72,400	DCT Industrial Trust Inc.	542,276
12,300	Developers Diversified Realty Corporation	389,787
51,777	Nationwide Health Properties, Inc.	1,862,936
41,422	Senior Housing Properties Trust	987,086
54,500	U-Store-It Trust	668,715

	Total Real Estate Investment Trust	4,962,687

	Road & Rail – 0.4%

17,500	Burlington Northern Santa Fe Corporation	1,617,525

	Semiconductors & Equipment – 4.8%

97,900	Advanced Micro Devices, Inc., (2)	513,975
55,763	Altera Corporation	1,153,179
15,765	Analog Devices, Inc.	415,408
110,180	Applied Materials, Inc.	1,667,023
144,000	Atmel Corporation, (2)	488,160
67,900	Broadcom Corporation, Class A, (2)	1,264,977
18,900	Cymer, Inc., (2)	478,737
47,717	Cypress Semiconductor Corporation, (2)	249,083
39,437	Fairchild Semiconductor International Inc., Class A, (2)	350,595
46,242	Integrated Device Technology, Inc., (2)	359,763
187,600	Intel Corporation	3,513,748
20,531	Intersil Holding Corporation, Class A	340,404
70,275	Linear Technology Corporation	2,154,632
126,303	LSI Logic Corporation, (2)	676,984
52,100	National Semiconductor Corporation	896,641
27,401	Novellus Systems, Inc., (2)	538,156
85,235	NVIDIA Corporation, (2)	912,867
110,998	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,040,051
79,714	Texas Instruments Incorporated	1,713,851
33,502	Varian Semiconductor Equipment Associate, (2)	841,570

	Total Semiconductors & Equipment	19,569,804

	Software – 9.0%

120,728	Activision Blizzard Inc., (2)	1,862,833
100,430	Adobe Systems Incorporated, (2)	3,963,972
29,510	Akamai Technologies, Inc., (2)	514,654
28,718	Autodesk, Inc., (2)	963,489
33,593	CA Inc.	670,516
74,410	Cadence Design Systems, Inc., (2)	503,012
638,901	Microsoft Corporation	17,052,266
490,178	Oracle Corporation, (2)	9,955,515
8,038	SAP AG, Sponsored ADR	429,470
38,088	Satyam Computer Services Limited, Sponsored ADR	615,121

	Total Software	36,530,848

	Specialty Retail – 1.6%

28,650	Best Buy Co., Inc.	1,074,375
50,492	Gap, Inc.	897,748
37,874	Home Depot, Inc.	980,558
40,900	Limited Brands, Inc.	708,388
30,900	Lowe’s Companies, Inc.	732,021
28,938	TJX Companies, Inc.	883,188
37,616	Urban Outfitters, Inc., (2)	1,198,822

	Total Specialty Retail	6,475,100

	Textiles, Apparel & Luxury Goods – 0.1%

14,000	Coach, Inc., (2)	350,560

	Thrifts & Mortgage Finance – 0.0%

1,712	Tree.com Inc., (2)	8,252

	Tobacco – 1.2%

68,196	Altria Group, Inc.	1,353,009
68,196	Philip Morris International	3,280,228

	Total Tobacco	4,633,237

	Wireless Telecommunication Services – 0.8%

45,119	China Mobile Hong Kong Limited, Sponsored ADR	2,259,560
36,448	Vodafone Group PLC, Sponsored ADR	805,501

	Total Wireless Telecommunication Services	3,065,061

	Total Common Stocks (cost $333,830,376)	387,561,160

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 7.4%

$30,048	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $30,047,780, collateralized by $26,140,000 U.S. Treasury Bonds, 5.500%, due 8/15/28, value $30,649,150.	0.100%	10/01/08		$30,047,697

	Total Short-Term Investments (cost $30,047,697)				30,047,697

	Total Investments (cost $363,878,073) – 103.1%				417,608,857

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (0.7)% (4)

(1,340)	Mini-NDX 100 Index	$(25,460,000)	10/18/08	$190.0	$(14,740)
(150)	Mini-NDX 100 Index	(2,925,000)	10/18/08	195.0	(1,650)
(230)	Mini-NDX 100 Index	(4,542,500)	10/18/08	197.5	(2,300)
(988)	Mini-NDX 100 Index	(17,784,000)	11/22/08	180.0	(176,852)
(987)	Mini-NDX 100 Index	(17,766,000)	12/20/08	180.0	(266,490)
(785)	Mini-NDX 100 Index	(14,522,500)	12/20/08	185.0	(134,235)
(251)	NASDAQ 100 Index	(48,945,000)	10/18/08	1,950	(13,178)
(101)	NASDAQ 100 Index	(19,947,500)	10/18/08	1,975	(3,535)
(87)	NASDAQ 100 Index	(15,660,000)	11/22/08	1,800	(160,080)
(141)	NASDAQ 100 Index	(26,085,000)	11/22/08	1,850	(152,985)
(86)	NASDAQ 100 Index	(15,480,000)	12/20/08	1,800	(220,160)
(63)	NASDAQ 100 Index	(11,655,000)	12/20/08	1,850	(103,635)
(224)	S&P 500 Index	(28,000,000)	10/18/08	1,250	(212,800)
(201)	S&P 500 Index	(25,627,500)	10/18/08	1,275	(106,530)
(185)	S&P 500 Index	(24,050,000)	10/18/08	1,300	(50,875)
(247)	S&P 500 Index	(32,727,500)	10/18/08	1,325	(33,345)
(223)	S&P 500 Index	(27,875,000)	11/22/08	1,250	(520,705)
(185)	S&P 500 Index	(23,587,500)	11/22/08	1,275	(301,550)
(201)	S&P 500 Index	(26,130,000)	11/22/08	1,300	(221,100)
(223)	S&P 500 Index	(29,547,500)	11/22/08	1,325	(158,330)

(6,898)	Total Call Options Written (premiums received $13,116,408)	(438,317,500)			(2,855,075)

	Other Assets Less Liabilities – (2.4)%				(9,614,803)

	Net Assets – 100%				$405,138,979

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$417,608,857	$—	$—	$417,608,857
Call options written	(2,855,075)	—	—	(2,855,075)

Total	$414,753,782	$—	$—	$414,753,782

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $363,878,082.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$84,242,331
Depreciation	(30,511,556)

Net unrealized appreciation (depreciation) of investments	$53,730,775

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.